Details of Significant Accounts - Provisions (Decommissioning Liabilities) - Additional Information (Details)	12 Months Ended
Dec. 31, 2018
Bottom of Range
Disclosure Of Other Provisions [Line Items]
Provision expiration period	1 year
Top of Range
Disclosure Of Other Provisions [Line Items]
Provision expiration period	4 years